Vanguard Russell 1000 Index Fund Annual Fund Operating Expenses - ETF Prospectus [Member] - Vanguard Russell 1000 Index Fund	Feb. 02, 2026
ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.06%	[1]
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.05%	[2]

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.